Tidal Trust II

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

September 18, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following three new series, Quantify 2X Daily All Cap Crypto ETF, Quantify 2X Daily Alt Season Crypto ETF, and Quantify 2X Daily AltAlt Season Crypto ETF, is Post-Effective Amendment No. 430 and Amendment No. 433 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact David Mathews at (262) 240-4657 or dmathews@tidalfg.com.

Sincerely,

/s/ David Mathews
David Mathews
SVP of Legal Services
Tidal Investments LLC